UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                                         [ ]  is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess        Greenwich, CT          08/14/07
         (Name)             (City, State)           (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41 items

Form 13F Information Table Value Total:     $ 299,352 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1                               ITEM 2         ITEM 3        ITEM 4     ITEM 5            ITEM 6     ITEM 7        ITEM 8
                                                                TOTAL FMV    TOTAL     SH/   INVESTMENT   OTHER         VOTING
NAME OF ISSUER                   TITLE OF CLASS     CUSIP       (X $1,000)   SHARES    PRN   DISCRETION  MANAGERS   AUTHORITY SOLE

AON CORP                              COM            37389103    8,164       191,600   SH      SOLE        NONE         191,600
ARCELOR MITTAL                   NY REG SH CL A     03937E101    5,976        95,776   SH      SOLE        NONE          95,776
ARGONAUT GROUP INC                    COM            40157109    1,873        60,000   SH      SOLE        NONE          60,000
CABLEVISION SYSTEMS CORP         CL A NY CABLVS     12686C109    3,738       103,300   SH      SOLE        NONE         103,300
CHUBB CORP                            COM           171232101    6,930       128,000   SH      SOLE        NONE         128,000
COMMERCE BANCORP INC NJ               COM           200519106    8,001       216,300   SH      SOLE        NONE         216,300
CGG VERITAS                      SPONSORED ADR      204386106    1,978        39,800   SH      SOLE        NONE          39,800
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR      204412209    4,312        96,800   SH      SOLE        NONE          96,800
E TRADE FINANCIAL CORPORATION         COM           269246104   13,665       618,600   SH      SOLE        NONE         618,600
GOODMAN GLOBAL INC                    COM           38239A100    4,062       182,800   SH      SOLE        NONE         182,800
GREAT LAKES DREDGE & DOCK CO          COM           390607109    3,334       350,950   SH      SOLE        NONE         350,950
HILB ROGAL & HOBBS CO                 COM           431294107   11,058       258,000   SH      SOLE        NONE         258,000
ICONIX BRAND GROUP INC                COM           451055107    5,393       242,700   SH      SOLE        NONE         242,700
IDAHO GEN MINES INC                   COM           451272306      518        81,700   SH      SOLE        NONE          81,700
INTERACTIVE BROKERS GROUP IN          COM           45841N107   28,187     1,038,974   SH      SOLE        NONE       1,038,974
INVESCO PLC                      SPONSORED ADR      46127U104    9,942       384,603   SH      SOLE        NONE         384,603
INVESTOOLS INC                        COM           46145P103   17,994     1,806,587   SH      SOLE        NONE       1,806,587
LIBERTY GLOBAL INC                 COM SER A        530555101    4,403       107,276   SH      SOLE        NONE         107,276
LIBERTY GLOBAL INC                 COM SER C        530555309    3,073        78,201   SH      SOLE        NONE          78,201
MFA MORTGAGE INVESTMENTS INC          COM           55272X102   11,358     1,560,174   SH      SOLE        NONE       1,560,174
NASDAQ STOCK MARKET INC               COM           631103108    3,625       122,000   SH      SOLE        NONE         122,000
NEW YORK COMMUNITY BANKCORP INC       COM           649445103   11,551       678,692   SH      SOLE        NONE         678,692
NEWS CORP                            CL A           65248E104    3,334       157,200   SH      SOLE        NONE         157,200
PEOPLES UTD FINL INC                  COM           712704105   18,748     1,057,417   SH      SOLE        NONE       1,057,417
PETROLEUM GEO SVCS ASA NEW       SPONSORED ADR      716599105    1,172        47,501   SH      SOLE        NONE          47,501
PROASSURANCE CORP                     COM           74267C106    9,733       174,840   SH      SOLE        NONE         174,840
PROGRESSIVE CORP OHIO                 COM           743315103    6,576       274,800   SH      SOLE        NONE         274,800
R H DONNELLEY CORP                  COM NEW         74955W307    4,160        54,900   SH      SOLE        NONE          54,900
RYLAND GROUP INC                      COM           783764103    9,634       257,800   SH      SOLE        NONE         257,800
SEACOR HOLDINGS INC                   COM           811904101    8,359        89,530   SH      SOLE        NONE          89,530
STATE STREET CORP                     COM           857477103   18,981       277,500   SH      SOLE        NONE         277,500
PRICE T ROWE GROUP INC                COM           74144T108    4,079        78,600   SH      SOLE        NONE          78,600
TECK COMINCO LTD                     CL B           878742204    2,750        64,700   SH      SOLE        NONE          64,700
TEEKAY OFFSHORE PARTNERS LP      PRTNRSP UNITS      Y8565J101    3,202        93,900   SH      SOLE        NONE          93,900
TEEKAY CORP                           COM           Y8564W103    6,573       113,500   SH      SOLE        NONE         113,500
TOLL BROTHERS INC                     COM           889478103    8,323       333,200   SH      SOLE        NONE         333,200
UCBH HOLDINGS INC                     COM           90262T308    3,468       189,840   SH      SOLE        NONE         189,840
U S B HOLDING INC                     COM           902910108    2,941       154,310   SH      SOLE        NONE         154,310
VIEWPOINT FINANCIAL GROUP             COM           926727108    2,835       164,709   SH      SOLE        NONE         164,709
GRACE W R & CO DEL NEW                COM           38388F108   11,895       485,700   SH      SOLE        NONE         485,700
WASHINGTON MUTUAL INC                 COM           939322103    3,454        81,000   SH      SOLE        NONE          81,000